JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 2, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 592 (Amendment No. 593 under the Investment Company Act of 1940) filed electronically on June 26, 2019.
Please contact the undersigned at (614) 213-4042 if you have any questions concerning this filing.
Very truly yours,
/s/ Jessica K. Ditullio

Jessica K. Ditullio
Assistant Secretary

Appendix A
JPMorgan Income Funds
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Corporate Debt Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Floating Rate Income Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Income Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Short Duration Core Plus Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund